Exhibit 99.11 Schedule 2

Field Name	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans	Comments
# of Bathrooms	0	1	0.0%	8
# of Bedrooms	0	1	0.0%	8
Borrower Name	0	8	0.0%	8
Debt Service Coverage Ratio (DSCR)	2	8	25.0%	8	Diligence system rounding impacted results
First Payment Date	0	8	0.0%	8
Investor: Qualifying Total Debt Ratio	4	8	50.0%	8	Diligence system rounding impacted results
Loan Amortization Type	0	5	0.0%	8
Loan Purpose	0	5	0.0%	8
Number Of Units	0	8	0.0%	8
Original Appraisal Date	2	8	25.0%	8
Original Appraised Value	1	8	12.5%	8
Original Loan Amount	0	8	0.0%	8
Original Stated P&I	0	8	0.0%	8
Original Stated Rate	0	8	0.0%	8
Prepayment Penalty Term Months	0	2	0.0%	8
Property Address Street	0	8	0.0%	8
Property Postal Code	0	8	0.0%	8
Property City	0	8	0.0%	8
Property State	0	8	0.0%	8
Representative Score	2	8	25.0%	8
Stated Maturity Date	0	8	0.0%	8
Subject Property Type	0	8	0.0%	8
Closing Date	2	8	25.0%	8